Cash and Cash Equivalents and Restricted Cash and Other Investments (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 352,624	$ 402,783
Restricted cash	189	186
Total cash and cash equivalents and restricted cash	$ 352,813	$ 402,969	$ 377,623	$ 299,789